Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Ordinary Shares	Subscription Receivable	Additional Paid in Capital	Retained Earnings	Non- controlling interest	Total
Balance at Jun. 30, 2022			$ 2,450		$ 9,088	$ 10,852,219	$ 72,210	$ 10,935,967
Balance (in Shares) at Jun. 30, 2022			24,499,999
Acquisition of noncontrolling interest					19,415		(19,415)
Net income (loss)						10,871,116	16,573	10,887,689
Dividends declared						(3,800,000)	(69,368)	(3,869,368)
Balance at Jun. 30, 2023			$ 2,450		28,503	17,923,335		17,954,288
Balance (in Shares) at Jun. 30, 2023			24,499,999
Issuance of shares for private placement			$ 50	(1,350,000)	2,999,935			1,649,985
Issuance of shares for private placement (in Shares)			500,002
Effect of reorganization					(11,538)			(11,538)
Net income (loss)						3,140,068		3,140,068
Dividends declared						(11,800,000)		(11,800,000)
Balance at Jun. 30, 2024	$ 1,984	$ 516	$ 2,500	(1,350,000)	3,016,900	9,263,403		10,932,803
Balance (in Shares) at Jun. 30, 2024	793,402	206,598	25,000,001
Collection of subscription receivable				1,350,000				1,350,000
Net income (loss)						895,932		895,932
Balance at Dec. 31, 2024	$ 1,984	$ 516			3,016,900	10,159,335		13,178,735
Balance (in Shares) at Dec. 31, 2024	793,402	206,598
Balance at Jun. 30, 2024	$ 1,984	$ 516	$ 2,500	(1,350,000)	3,016,900	9,263,403		10,932,803
Balance (in Shares) at Jun. 30, 2024	793,402	206,598	25,000,001
Collection of subscription receivable				1,350,000				1,350,000
Net income (loss)						3,104,267		3,104,267
Initial public offering			$ 168		9,440,780			9,440,948
Initial public offering (in Shares)			1,675,000
Balance at Jun. 30, 2025	$ 2,152	$ 516	$ 2,668		12,457,680	12,367,670		24,828,018
Balance (in Shares) at Jun. 30, 2025	860,402	206,598	26,675,001
Issuance of shares for private placement	$ 75				191,985			192,060
Issuance of shares for private placement (in Shares)	29,990
Issuance of commitment shares and pre-delivery shares for convertible note	$ 264				1,972,625			1,972,889
Issuance of commitment shares and pre-delivery shares for convertible note (in Shares)	105,619
Conversion of convertible note	$ 42				274,958			275,000
Conversion of convertible note (in Shares)	16,763
Net income (loss)						(2,682,389)		(2,682,389)
Balance at Dec. 31, 2025	$ 2,533	$ 516			$ 14,897,248	$ 9,685,281		$ 24,585,578
Balance (in Shares) at Dec. 31, 2025	1,012,774	206,598